Consolidated Statement of Cash flows € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Cash flows from operating activities
Result after taxation	€ (73,089)	€ (47,228)	€ (23,184)
Adjustments for:
Change in fair value derivative	10,667	19,213
Unrealized foreign exchange results	15,767	365
Depreciation and amortization	318	234	193
Share-based payment expenses	12,815	3,307	567
Net finance (income) expenses	(1,040)	(33)	145
Cash flows from (used in) operations before changes in working capital	(34,562)	(24,142)	(22,279)
Changes in working capital:
Trade and other receivables	(1,837)	(1,256)	(816)
Other assets	(20)	(109)
Trade payables	505	(121)	10
Other liabilities and accruals	4,977	286	461
Deferred revenue	(6,618)	(223)	(223)
Tax and social security liabilities	214	(113)	11
Cash used in operating activities	(37,341)	(25,678)	(22,836)
Interest paid	(29)	(55)	(195)
Taxes paid	(43)
Net cash used in operating activities	(37,413)	(25,733)	(23,031)
Cash flows from investing activities
Purchases of investments	(41,830)
Acquisition of property, plant and equipment	(724)	(496)	(103)
Interest received	929	88	50
Net cash used in investing activities	(41,625)	(408)	(53)
Cash flows from financing activities
Proceeds from issuing shares, net of issuance costs	74,738	50,547	46,478
Financing costs	(190)
Prepaid share issuance costs		(230)
Proceeds from collaboration agreement	111,993
Proceeds from borrowings			8,000
Repayment of borrowings	(486)	(167)	(166)
Changes in restricted cash	167	51	55
Net cash from financing activities	186,222	50,201	54,367
Net increase in cash and cash equivalents	107,184	24,060	31,283
Effects of exchange rate changes on cash and cash equivalents	(14,423)	6
Cash and cash equivalents as at January 1	56,917	32,851	1,568
Cash and cash equivalents as at December 31	149,678	€ 56,917	€ 32,851
Supplemental disclosure of non-cash activities:
Changes in accrued capital expenditures	€ 52